Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2011	2012	2013
United States	$1,891	1,742	1,724
Non-U.S.	1,740	1,373	1,472
Total pretax earnings from continuing operations	$3,631	3,115	3,196

Schedule Of Principal Components Of Income Tax Expense

	2011	2012	2013
Current:
Federal	$503	750	704
State and local	37	61	60
Non-U.S.	477	466	480

Deferred:
Federal	149	(129)	(56)
State and local	3	(4)	2
Non-U.S.	(42)	(53)	(60)
Income tax expense	$1,127	1,091	1,130

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2011	2012	2013
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.7	1.3	1.3
Non-U.S. rate differential	(3.5)	(4.0)	(4.8)
Non-U.S. tax holidays	(1.0)	(1.7)	(1.8)
U.S. manufacturing deduction	(1.1)	(1.4)	(1.6)
Goodwill impairment	0.2	4.6	4.8
Embedded computing and power repatriation	—	—	2.2
Other	0.7	1.2	0.2
Effective income tax rate	31.0%	35.0%	35.3%

Schedule Of Unrecognized Tax Benefits

	2012	2013
Beginning balance	$162	157
Additions for current year tax positions	11	8
Additions for prior year tax positions	21	14
Reduction for prior year tax positions	(14)	(26)
Reduction for settlements with tax authorities	(5)	(4)
Reduction for expirations of statute of limitations	(18)	(22)
Ending balance	$157	127

Schedule Of Deferred Income Tax Assets And Liabilities

	2012	2013
Deferred tax assets:
Net operating losses and tax credits	$237	231
Accrued liabilities	247	262
Postretirement and postemployment benefits	135	102
Employee compensation and benefits	194	256
Pensions	224	—
Other	138	124
Total	1,175	975

Valuation allowances	(113)	(131)

Deferred tax liabilities:
Intangibles	(780)	(780)
Pensions	—	(38)
Property, plant and equipment	(282)	(255)
Other	(110)	(158)
Total	(1,172)	(1,231)

Net deferred income tax liability	$(110)	(387)